Related parties - Transactions with key management personnel (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related party transactions
Sales to a shareholder	$ 0	$ 0	$ 16,950
Purchase from a joint venture	0	53,981	21,119
Services provided by a company with control from a director of the Company	30,630	90,353	0
Legal and professional fee paid on behalf of related companies	$ 0	$ 9,060	$ 0